Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Summary of Charged By Our Related Parties
The amounts charged by the Company’s related parties comprised the following:

		Year ended December 31,
	Location in statement of operations	2018	2019	2020
Management fees	Management fees – related party	7,027,195	5,730,910	5,599,351
Brokerage commissions	Voyage expenses – related party	2,037,917	1,788,543	1,799,209
Superintendent fees	Vessels’ operating expenses – related party	137,000	104,000	38,000
Crew management fees	Vessels’ operating expenses – related party	377,500	862,500	912,500
Commissions - vessels sold	Net loss on sale of vessels	184,000	109,000	54,000
Commissions - vessels sold	Impairment loss	212,650	—	—
Executive compensation	General and administrative expenses	1,210,036	1,118,491	994,840
Rental expense	General and administrative expenses	84,686	87,192	90,121

		December 31,
	Location in balance sheet	2018	2019	2020
Commissions - vessels purchased	Vessels, net	1,598,858	—	435,000
Supervision fees	Vessels, net	1,790,789	—	—
Supervision fees	Advances for vessel under construction	—	—	210,970